UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter:   September 30, 2002
                                         -------------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:           Pettyjohn Co
Address:        1925 Atherholt Road
                Lynchburg, VA  24501
                --------------------


Form 13F File Number: 28-05957
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John D. Doyle, Jr.
Title: President
Phone: 434-845-1266

Signature, Place, and Date of Signing:

John D. Doyle, Jr.              Lynchburg, VA                     10/14/02
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                   ----------------------

Form 13F Information Table Entry Total:       63
                                        ----------------------

Form 13F Information Table Value Total:       97,890
                                        ----------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Name of                       Title of               Value    Shrs or                 Investment Other      Voting Authority
Issuer                         Class      CUSIP    (x$1000)   Pm Amt  SH/PRN Put/Call Discretion Managers  Sole  Shared   None
------                         -----      -----    --------   ------- ------ -------- ---------- --------  ----  ------   ----
Abbott Labs                    common   002824100     2,896    71,690                      Sole           71,690
ADM                            common    39483102       410    32,762                      Sole           32,762
Agilent Technologies           common   00846U101       317    24,268                      Sole           24,268
Air Products & Chemicals       common   009158106     1,140    27,125                      Sole           27,125
Alcoa                          common   013817101       654    33,900                      Sole           33,900
Bank of America                common    60505104     5,242    82,166                      Sole           82,166
Barnes & Noble                 common   067774109       806    38,100                      Sole           38,100
BB&T                           common    54937107     1,514    43,202                      Sole           43,202
Bell South                     common    79860102     1,169    63,664                      Sole           63,664
Biomet                         common   090613100       605    22,725                      Sole           22,725
Boeing                         common    97023105       975    28,567                      Sole           28,567
BP Amoco                       common    55622104     1,834    45,976                      Sole           45,976
Bristol Myers Squibb           common   110122108     1,289    54,140                      Sole           54,140
Chevron Texaco                 common   166764100       951    13,736                      Sole           13,736
Cisco Systems                  common   17275R102       881    84,066                      Sole           84,066
Citigroup Inc                  common   172967101     1,478    49,852                      Sole           49,852
Coca-Cola                      common   191216100     1,371    28,581                      Sole           28,581
Conoco Phillips                common   20825C104       275     5,947                      Sole            5,947
Consolidated Edison            common   209115104       253     6,300                      Sole            6,300
CSX                            common   126408103       201     7,622                      Sole            7,622
Dell Computer                  common   247025109     1,767    75,155                      Sole           75,155
Dow Chemical Co                common   260543103       216     7,920                      Sole            7,920
Duke Energy                    common   264399106     1,052    53,799                      Sole           53,799
Duke Energy 8 1/4 Pfd          common   264399585       813    49,700                      Sole           49,700
DuPont                         common   263534109     2,148    59,546                      Sole           59,546
Ericsson                       common   294821400        18    48,725                      Sole           48,725
Exxon- Mobil                   common   30231G102     8,384   262,833                      Sole          262,833
Fedex                          common   31428X106     1,059    21,150                      Sole           21,150
First Virginia Bank            common   337477103       951    25,485                      Sole           25,485
Ford Motor                     common   345370860       540    55,110                      Sole           55,110
General Electric               common   369604103     8,180   331,846                      Sole          331,846
Glaxo SmithKline ADR           common   37733W105       285     7,406                      Sole            7,406
Guidant                        common   401698105       648    20,050                      Sole           20,050
Home Depot                     common   437076102       775    29,688                      Sole           29,688
Honeywell                      common   438516106       259    11,950                      Sole           11,950
ITT Hartford Cap I 7.7% Pfd    Pfd      416315208       234     9,300                      Sole            9,300
Intel                          common   458140100       555    39,950                      Sole           39,950
Jefferson Pilot                common   475070108     5,009   124,921                      Sole          124,921
Johnson & Johnson              common   478160104     4,742    87,687                      Sole           87,687
Kimberly Clark                 common   494368103       784    13,850                      Sole           13,850
Kraft Foods                    common   50075N104       728    19,975                      Sole           19,975
Lowes			       common	548661107       597    14,425                      Sole           14,425
MBNA                           common   55262L100       895    48,689                      Sole           48,689
3M                             common   604059105     1,260    11,459                      Sole           11,459
Martin Marietta Materials      common   573284106       474    14,550                      Sole           14,550
Merck                          common   589331107     2,025    44,307                      Sole           44,307
Norfolk Southern               common   655844108     2,057   101,896                      Sole          101,896
Pepsi                          common   713448108     2,881    77,980                      Sole           77,980
Pfizer                         common   717081103     1,599    55,104                      Sole           55,104
Philip Morris                  common   718154107       499    12,865                      Sole           12,865
Procter & Gamble               common   742718109     5,732    64,127                      Sole           64,127
Royal Dutch                    common   780257804       967    24,075                      Sole           24,075
S & P 500 Technology Index     common   81369Y803       223    18,850                      Sole           18,850
S&P Financial Svc Index        common   81369Y605       243    11,750                      Sole           11,750
SBC Communications             common   78387G103     1,514    75,327                      Sole           75,327
Southern Capital 8.25% Pfd     Pfd      842542201       162    15,950                      Sole           15,950
Sprint Corp                    common   852061100       371    40,631                      Sole           40,631
SunTrust Bank                  common   867914103     2,010    32,692                      Sole           32,692
United Techologies             common   913017109     1,455    25,764                      Sole           25,764
VA PowerCo 7.15% Pfd Ser A     Pfd      927804617       418    16,500                      Sole           16,500
Verizon                        common   92343V104     3,054   111,309                      Sole          111,309
Wachovia                       common   929771103     5,217   159,603                      Sole          159,603
Wyeth                          common   983024100       829    26,069                      Sole           26,069


                                                     97,890